Property and Equipment (Annual and Quarter) (Detail) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 1,189	$ (2,256)	$ (141)